BANK LOANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Bank Loans [Line Items]
Balance	$ 0	$ 1,279,002
EFG Bank of HongKong [Member]
Bank Loans [Line Items]
Rate	0.00%	1.17%
Balance	$ 0	$ 1,279,002